FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Schedule of financial assets
The carrying amounts of the Company’s financial instruments by category were as follows:

	2017
Asset (liability)	Financial assets at amortized cost	Fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
Accounts receivable	$2,397	$—	$—	$—	$2,397
Investments	—	893	—	—	893
Other long-term assets	510	—	204	—	714
Accounts payable	—	—	—	(775)	(775)
Accrued liabilities	—	—	—	(2,597)	(2,597)
Other long-term liabilities (1)	—	(38)	(65)	(469)	(572)
Long-term debt (2)	—	—	—	(22,458)	(22,458)
	$2,907	$855	$139	$(26,299)	$(22,398)

	2016
Asset (liability)	Financial assets at amortized cost	Fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
Accounts receivable	$1,434	$—	$—	$—	$1,434
Investments	—	913	—	—	913
Other long-term assets	385	4	485	—	874
Accounts payable	—	—	—	(595)	(595)
Accrued liabilities	—	—	—	(2,222)	(2,222)
Long-term debt (2)	—	—	—	(16,805)	(16,805)
	$1,819	$917	$485	$(19,622)	$(16,401)

(1)	Includes $469 million (US$375 million) of deferred purchase consideration payable to Marathon in March 2018.

(2)	Includes the current portion of long-term debt.
The fair values of the Company’s investments, recurring other long-term assets (liabilities) and fixed rate long-term debt are outlined below:

	2017
	Carrying amount	Fair value
Asset (liability) (1) (2)		Level 1	Level 2	Level 3
Investments (3)	$893	$893	$—	$—
Other long-term assets (4)	$714	$—	$204	$510
Other long-term liabilities	$(103)	$—	$(103)	$—
Fixed rate long-term debt (5) (6)	$(15,989)	$(17,259)	$—	$—

	2016
	Carrying amount	Fair value
Asset (liability) (1) (2)		Level 1	Level 2	Level 3
Investments (3)	$913	$913	$—	$—
Other long-term assets (4)	$874	$—	$489	$385
Fixed rate long-term debt (5) (6)	$(12,498)	$(13,217)	$—	$—

(1)
Excludes financial assets and liabilities where the carrying amount approximates fair value due to the liquid nature of the asset or liability (cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, and deferred purchase consideration payable to Marathon in March 2018).

(2)	There were no transfers between Level 1, 2 and 3 financial instruments.

(3)	The fair value of the investments are based on quoted market prices.

(4)	The fair value of Redwater Partnership subordinated debt is based on the present value of future cash receipts.

(5)	The fair value of fixed rate long-term debt has been determined based on quoted market prices.

(6)	Includes the current portion of fixed rate long-term debt.

Schedule of financial liabilities
The carrying amounts of the Company’s financial instruments by category were as follows:

	2017
Asset (liability)	Financial assets at amortized cost	Fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
Accounts receivable	$2,397	$—	$—	$—	$2,397
Investments	—	893	—	—	893
Other long-term assets	510	—	204	—	714
Accounts payable	—	—	—	(775)	(775)
Accrued liabilities	—	—	—	(2,597)	(2,597)
Other long-term liabilities (1)	—	(38)	(65)	(469)	(572)
Long-term debt (2)	—	—	—	(22,458)	(22,458)
	$2,907	$855	$139	$(26,299)	$(22,398)

	2016
Asset (liability)	Financial assets at amortized cost	Fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
Accounts receivable	$1,434	$—	$—	$—	$1,434
Investments	—	913	—	—	913
Other long-term assets	385	4	485	—	874
Accounts payable	—	—	—	(595)	(595)
Accrued liabilities	—	—	—	(2,222)	(2,222)
Long-term debt (2)	—	—	—	(16,805)	(16,805)
	$1,819	$917	$485	$(19,622)	$(16,401)

(1)	Includes $469 million (US$375 million) of deferred purchase consideration payable to Marathon in March 2018.

(2)	Includes the current portion of long-term debt.
The fair values of the Company’s investments, recurring other long-term assets (liabilities) and fixed rate long-term debt are outlined below:

	2017
	Carrying amount	Fair value
Asset (liability) (1) (2)		Level 1	Level 2	Level 3
Investments (3)	$893	$893	$—	$—
Other long-term assets (4)	$714	$—	$204	$510
Other long-term liabilities	$(103)	$—	$(103)	$—
Fixed rate long-term debt (5) (6)	$(15,989)	$(17,259)	$—	$—

	2016
	Carrying amount	Fair value
Asset (liability) (1) (2)		Level 1	Level 2	Level 3
Investments (3)	$913	$913	$—	$—
Other long-term assets (4)	$874	$—	$489	$385
Fixed rate long-term debt (5) (6)	$(12,498)	$(13,217)	$—	$—

(1)
Excludes financial assets and liabilities where the carrying amount approximates fair value due to the liquid nature of the asset or liability (cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, and deferred purchase consideration payable to Marathon in March 2018).

(2)	There were no transfers between Level 1, 2 and 3 financial instruments.

(3)	The fair value of the investments are based on quoted market prices.

(4)	The fair value of Redwater Partnership subordinated debt is based on the present value of future cash receipts.

(5)	The fair value of fixed rate long-term debt has been determined based on quoted market prices.

(6)	Includes the current portion of fixed rate long-term debt.

Schedule of derivative financial instruments
At December 31, 2017 the Company had the following cross currency swap contracts outstanding:

	Remaining term			Amount	Exchange rate (US$/C$)	Interest rate (US$)	Interest rate (C$)
Cross currency
Swaps	Jan 2018	—	Nov 2021	US$500	1.022	3.45%	3.96%
	Jan 2018	—	Mar 2038	US$550	1.170	6.25%	5.76%

Schedule of information about financial instruments
The following provides a summary of the carrying amounts of derivative financial instruments held and a reconciliation to the Company’s consolidated balance sheets.

Asset (liability)	2017	2016
Derivatives held for trading
Foreign currency forward contracts	$(38)	$10
Natural gas AECO swaps	—	(6)
Cash flow hedges
Foreign currency forward contracts	(71)	16
Cross currency swaps	210	469
	$101	$489

Included within:
Current portion of other long-term (liabilities) assets	$(103)	$222
Other long-term assets	204	267
	$101	$489
Net loss (gain) from risk management activities for the years ended December 31 were as follows:

	2017	2016	2015
Net realized risk management (gain) loss	$(2)	$8	$(843)
Net unrealized risk management loss	37	25	374
	$35	$33	$(469)
The changes in estimated fair values of derivative financial instruments included in the risk management asset were recognized in the financial statements as follows:

Asset (liability)	2017	2016
Balance – beginning of year	$489	$854
Net change in fair value of outstanding derivative financial instruments recognized in:
Risk management activities	(37)	(25)
Foreign exchange	(375)	(304)
Other comprehensive income (loss)	24	(36)
Balance – end of year	101	489
Less: current portion	(103)	222
	$204	$267

Disclosure of financial instrument sensitivities
In addition, changes in fair value generally cannot be extrapolated because the relationship of a change in an assumption to the change in fair value may not be linear.

	Increase (decrease) to net earnings	(Increase) decrease to other comprehensive loss
Interest rate risk
Increase interest rate 1%	$(42)	$(16)
Decrease interest rate 1%	$42	$19
Foreign currency exchange rate risk
Increase exchange rate by US$0.01	$(105)	$—
Decrease exchange rate by US$0.01	$101	$—

Schedule of maturity dates for financial liabilities
Scheduled debt repayments are as follows:

Year	Repayment
2018	$2,027
2019	$4,228
2020	$4,231
2021	$760
2022	$1,000
Thereafter	$10,351
The maturity dates for financial liabilities were as follows:

	Less than 1 year	1 to less than 2 years	2 to less than 5 years	Thereafter
Accounts payable	$775	$—	$—	$—
Accrued liabilities	$2,597	$—	$—	$—
Other long-term liabilities (1)	$572	$—	$—	$—
Long-term debt (2) (3)	$2,027	$4,228	$5,991	$10,351

(1)	Includes $469 million (US$375 million) of deferred purchase consideration payable to Marathon in March 2018.

(2)	Long-term debt represents principal repayments only and does not reflect interest, original issue discounts and premiums or transaction costs.

(3)
In addition to the financial liabilities disclosed above, estimated interest and other financing payments related to long-term debt are as follows: less than one year, $842 million; one to less than two years, $755 million; two to less than five years, $1,712 million; and thereafter, $5,384 million. Interest payments were estimated based upon applicable interest and foreign exchange rates as at December 31, 2017.